Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	€ (938)	€ (12,717)	€ (7,766)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,413	1,233	1,801
Change in fair value on Convertible Debentures	(1,301)	3,434	2,342
Change in fair value on Investors Warrants and Placement Agent Warrants	(1,134)	2,619	376
Other Non-cash compensation	370	489	528
Change in allowances for doubtful accounts & slow-moving inventories	457	186	(330)
Change in long-term provisions	431	(21)	294
Net capital loss on disposals of assets	355	78	119
Deferred tax expense (benefit)	293	180	(57)
Operating cash flow	(54)	(4,519)	(2,693)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	(172)	146	(903)
Decrease (Increase) in inventories	(436)	(355)	(319)
Decrease (Increase) in other assets	259	940	504
(Decrease) Increase in trade accounts and notes payable	508	192	(307)
(Decrease) Increase in accrued expenses, other current liabilities	(842)	(223)	54
Net increase (decrease) in operating assets and liabilities	(683)	700	(971)
Net cash used in operating activities	(737)	(3,818)	(3,664)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(756)	(244)	(383)
Net proceeds from sale of leased back assets	304	283	1,079
Acquisitions of property and equipment	(103)	(352)	(320)
Acquisitions of intangible assets	(11)	(13)	(35)
Acquisitions of short term investments, net	0	(406)	(8)
Net proceeds from sale of assets	0	39	71
Increase (decrease) in deposits and guarantees, net	(47)	8	(2)
Net cash generated by (used in) investing activities	(612)	(685)	402
Cash flow from financing activities:
Proceeds from capital increase	758	8,966	2,620
Proceeds from long term borrowings, net of financing costs	210	598	499
Repayment of long term borrowings	(299)	(7,424)	(2,161)
Repayment of obligations under capital leases	(701)	(843)	(888)
Increase (decrease) in bank overdrafts and short-term borrowings	(295)	(644)	922
Net cash generated by financing activities	(328)	652	992
Net effect of exchange rate changes on cash and cash equivalents	(789)	(369)	33
Net decrease in cash and cash equivalents	(2,469)	(4,221)	(2,237)
Cash and cash equivalents at beginning of year	7,369	11,590	13,827
Cash and cash equivalents at end of year	€ 4,900	€ 7,369	€ 11,590